Report of Independent Registered
Public Accounting Firm


Board of Directors and Partners
The Endowment PMF Master Fund, L.P.


In planning and performing our audit of
the financial statements of The
Endowment PMF Master Fund, L.P.
(the Master Fund) as of and for the year ended March 31, 2025, in accordance with the standards of the Public
Company Accounting Oversight Board
(United States) (PCAOB), we
considered the Master Funds internal
control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Master
Funds internal control over financial
reporting. Accordingly, we express no
such opinion.

The management of the Master Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A funds internal control over financial reporting includes those policies and procedures that (a) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (b) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (c) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a funds assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Master
Funds annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Master Funds
internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Master
Funds internal control over financial
reporting and its operation, including
controls over safeguarding securities,
that we consider to be a material
weakness as defined above as of March
31, 2025.


This report is intended solely for the
information and use of management and
the Board of Directors of the Master
Fund and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone other
than these specified parties.




/s/ RSM US LLP

Chicago, Illinois
May 30, 2025



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